Document and Entity Information	Mar. 29, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001341235
Document Type	8-K
Document Period End Date	Mar. 29, 2022
Entity Registrant Name	ALDEYRA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36332
Entity Tax Identification Number	20-1968197
Entity Address, Address Line One	131 Hartwell Avenue
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(781)
Local Phone Number	761-4904
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ALDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false